Retirement Plan (Details Narrative) (IMAC Regeneration Center of St Louis, LLC) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Percentage of contribution			50.00%
Contribution, amount					$ 13,379	$ 914
Maximum [Member]
Percentage of contribution			6.00%
IMAC Regeneration Center of St. Louis, LLC [Member]
Percentage of contribution	50.00%				50.00%
Contribution, amount	$ 2,709	$ 0			$ 891	$ 0
IMAC Regeneration Center of St. Louis, LLC [Member] | Maximum [Member]
Percentage of contribution	6.00%				6.00%